Adviser Managed Trust

Statement of Certification

Pursuant to Rule 497(j)

Adviser Managed Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the form of Prospectus and Statement of Additional Information dated October 1, 2014, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-169727 and 811-22480), which was filed electronically on October 1, 2014 (Accession No. 0001104659-14-069533).

Adviser Managed Trust

By:	/s/ David F. McCann
David F. McCann

Title:	Vice President and Assistant Secretary

Date:	October 3, 2014